December 17, 2004



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Equity Trust (the "Trust")
         Evergreen Disciplined Value Fund
         Registration Statement on Form N-14AE

Ladies and Gentlemen:

         Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the
Registration  Statement  on  Form  N-14AE  of  Evergreen  Equity   Trust  (the
"Trust"). This filing relates to the acquisition of the assets of SouthTrust Disciplined Value Fund, a series of SouthTrust Funds, by and in exchange for shares of Evergreen Disciplined Value Fund, a series of the Trust.

         This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement shall become effective on January 17, 2005, the 30th day after filing.

         Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

                                         Very truly yours,

                                         /s/ Maureen E. Towle

                                         Maureen E. Towle, Esq.

Enclosures

cc: David Mahaffey, Esq.